Derivative Financial Instruments - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details)
€ in Millions, £ in Millions, CAD in Millions, AUD in Millions, $ in Millions
		Mar. 31, 2015 EUR (€)	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 AUD	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 AUD	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CAD	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 AUD	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CAD
Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					$ 226					$ 143	[1]					$ 64	[1]
Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					(106)					(105)	[1]					(153)	[1]
Derivatives designated as hedging instruments | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					163					95
Derivatives designated as hedging instruments | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0
Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets	[1]									95						17
Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities	[1]									0						(30)
Derivatives not designated as hedging instruments | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					63					48	[1]					47	[1]
Derivatives not designated as hedging instruments | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					(106)					(105)	[1]					(123)	[1]
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | AUD				AUD 260					AUD 260						AUD 215
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					56					41	[1]					15	[1]
AUD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0	[1]					(16)	[1]
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | €		€ 200					€ 200						€ 200
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					53					27	[1]					0	[1]
EUR | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0	[1]					(6)	[1]
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | €		€ 22					€ 22						€ 22
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					4					1	[1]					0	[1]
EUR | Derivatives not designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0	[1]					(3)	[1]
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | £			£ 250					£ 250						£ 100
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					37					18	[1]					0	[1]
GBP | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0	[1]					(8)	[1]
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount | CAD						CAD 110						CAD 110						CAD 75
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					17					9	[1]					2	[1]
CAD | Derivatives designated as hedging instruments | Foreign exchange contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					0					0	[1]					0	[1]
USD | Derivatives not designated as hedging instruments | Interest rate contracts
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Derivative, Notional Amount					5,750					5,750						5,750
USD | Derivatives not designated as hedging instruments | Interest rate contracts | Other current assets and Other long-term assets
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Assets					59					47	[1]					47	[1]
USD | Derivatives not designated as hedging instruments | Interest rate contracts | Other current liabilities and Other long-term liabilities
Fair Value of Derivative Instruments in the Consolidated Balance Sheets
Liabilities					$ (106)					$ (105)	[1]					$ (120)	[1]

[1]	Of the balances included in the table above, in aggregate, $142 million of assets and $96 million of liabilities, net $46 million, as of December 31, 2014 and $64 million of assets and $125 million of liabilities, net $61 million, as of December 31, 2013 are subject to master netting agreements to the extent that the swaps are with the same counterparty. The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.